SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
SEGMENT INFORMATION

15.   SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. As a result of the acquisition under common control during 2019, the Group changed its internal organization structure and changed its reportable segments from one to two: Yiren Wealth and Yiren Credit. Yiren Wealth conducts wealth management business and Yiren Credit focuses on consumer credit business. Other segment primarily includes electronic commerce business launched in 2021.

15.   SEGMENT INFORMATION — continued

The summary of each segment’s operating results for the years ended December 31, 2019, 2020 and 2021 is as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenue:
Wealth management	2,176,215	1,432,364	1,260,513
Consumer credit	6,440,569	2,529,598	3,184,302
Others	—	—	33,114
Total net revenue	8,616,784	3,961,962	4,477,929
Operating costs and expenses:
Wealth management	(915,202)	(760,180)	(952,224)
Consumer credit	(6,194,071)	(3,703,031)	(2,130,221)
Others	—	—	(10,340)
Income/(loss) from operations:
Wealth management	1,261,013	672,184	308,289
Consumer credit	246,498	(1,173,433)	1,054,081
Others	—	—	22,774
Total segment income/(loss) from operations	1,507,511	(501,249)	1,385,144
Unallocated expenses	(379,482)	(204,589)	(97,811)
Other income/(expenses)	268,990	(67,521)	(84,160)
Income/(loss) before provision for income taxes	1,397,019	(773,359)	1,203,173

All of the Group’s revenue were generated from the PRC and all of long-lived assets of the Group were located in the PRC. Depreciation and amortization expenses of Wealth management for the years ended December 31, 2019, 2020 and 2021 were RMB2,690, RMB1,888 and RMB1,403, respectively, while such expenses of Consumer credit for the years ended December 31, 2019, 2020 and 2021 were RMB89,912, RMB78,751 and RMB29,225, respectively.